Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2021
SCS-NPRT3-0921
1.804877.117

Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Interactive Media & Services - 0.5%
MediaAlpha, Inc. Class A (a)	191,600	6,399
QuinStreet, Inc. (b)	255,079	4,678
		11,077
Media - 0.8%
Meredith Corp. (b)	114,453	4,995
Nexstar Broadcasting Group, Inc. Class A	35,800	5,265
TechTarget, Inc. (b)	71,300	5,211
		15,471
TOTAL COMMUNICATION SERVICES		26,548
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.6%
Adient PLC (b)	331,400	13,962
Fox Factory Holding Corp. (b)	74,300	12,002
Patrick Industries, Inc.	93,600	7,734
		33,698
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (b)	596,700	8,837
Hotels, Restaurants & Leisure - 3.3%
Bally's Corp. (a)(b)	193,400	9,525
Brinker International, Inc. (b)	248,700	13,514
Churchill Downs, Inc.	77,000	14,307
Everi Holdings, Inc. (b)	222,600	5,051
Hilton Grand Vacations, Inc. (b)	164,800	6,702
Jack in the Box, Inc.	57,400	6,249
Lindblad Expeditions Holdings (b)	185,600	2,541
Marriott Vacations Worldwide Corp. (b)	36,400	5,364
Ruth's Hospitality Group, Inc. (b)	268,500	5,362
		68,615
Household Durables - 1.8%
M.D.C. Holdings, Inc.	245,228	13,076
Skyline Champion Corp. (b)	127,400	7,185
Tempur Sealy International, Inc.	251,000	10,861
Toll Brothers, Inc.	92,400	5,477
		36,599
Leisure Products - 1.3%
Acushnet Holdings Corp.	260,600	13,351
Clarus Corp.	291,237	8,306
Johnson Outdoors, Inc. Class A	35,600	4,214
		25,871
Multiline Retail - 0.5%
Nordstrom, Inc. (a)(b)	293,300	9,708
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	557,200	20,644
American Eagle Outfitters, Inc.	231,900	7,994
Dick's Sporting Goods, Inc.	75,100	7,821
Lithia Motors, Inc. Class A (sub. vtg.)	12,300	4,640
Murphy U.S.A., Inc.	44,150	6,513
Rent-A-Center, Inc.	164,700	9,424
Williams-Sonoma, Inc.	36,500	5,537
		62,573
Textiles, Apparel & Luxury Goods - 2.8%
Capri Holdings Ltd. (b)	145,800	8,210
Crocs, Inc. (b)	195,700	26,583
Deckers Outdoor Corp. (b)	49,700	20,419
G-III Apparel Group Ltd. (b)	117,800	3,518
		58,730
TOTAL CONSUMER DISCRETIONARY		304,631
CONSUMER STAPLES - 3.8%
Beverages - 0.5%
Primo Water Corp.	640,500	10,587
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (b)	416,300	21,081
Food Products - 1.4%
Darling Ingredients, Inc. (b)	158,100	10,920
Nomad Foods Ltd. (b)	709,500	18,532
		29,452
Personal Products - 0.9%
BellRing Brands, Inc. Class A (b)	353,702	11,697
MediFast, Inc.	22,500	6,424
		18,121
TOTAL CONSUMER STAPLES		79,241
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Liberty Oilfield Services, Inc. Class A (b)	901,300	9,184
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (b)	480,200	6,531
Denbury, Inc. (b)	303,809	19,963
Enviva Partners LP	152,000	8,208
HollyFrontier Corp.	506,600	14,894
Magnolia Oil & Gas Corp. Class A	490,000	6,860
Northern Oil & Gas, Inc. (a)	721,740	12,464
		68,920
TOTAL ENERGY		78,104
FINANCIALS - 15.4%
Banks - 8.4%
Ameris Bancorp	180,100	8,755
Associated Banc-Corp.	460,000	9,108
BancFirst Corp.	85,578	4,748
East West Bancorp, Inc.	113,100	8,047
First Bancorp, Puerto Rico	646,500	7,842
First Hawaiian, Inc.	253,700	6,984
Glacier Bancorp, Inc.	178,400	9,198
Hilltop Holdings, Inc.	459,100	14,544
Preferred Bank, Los Angeles	118,100	6,966
ServisFirst Bancshares, Inc.	197,000	14,003
Signature Bank	72,500	16,455
Sterling Bancorp	737,400	16,009
Synovus Financial Corp.	417,400	17,072
Trico Bancshares	275,117	10,848
United Community Bank, Inc.	320,800	9,242
Western Alliance Bancorp.	168,600	15,649
		175,470
Capital Markets - 2.5%
Focus Financial Partners, Inc. Class A (b)	128,149	6,578
Hamilton Lane, Inc. Class A	111,100	10,332
Houlihan Lokey	97,600	8,696
Lazard Ltd. Class A	304,100	14,354
LPL Financial	60,800	8,575
TMX Group Ltd.	38,200	4,195
		52,730
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	107,100	8,482
Navient Corp.	604,400	12,348
OneMain Holdings, Inc.	154,000	9,394
		30,224
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (b)	333,311	11,083
Insurance - 1.2%
Assurant, Inc.	45,300	7,149
Primerica, Inc.	97,500	14,256
Selectquote, Inc. (b)	154,100	2,743
		24,148
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd.	381,500	17,232
Meta Financial Group, Inc.	184,400	9,165
		26,397
TOTAL FINANCIALS		320,052
HEALTH CARE - 19.5%
Biotechnology - 10.0%
Abcam PLC ADR	332,100	6,280
Absci Corp.	46,700	1,330
ACADIA Pharmaceuticals, Inc. (b)	174,200	3,768
Acceleron Pharma, Inc. (b)	51,300	6,416
ADC Therapeutics SA (b)	103,581	2,179
Agios Pharmaceuticals, Inc. (b)	196,415	9,446
Allakos, Inc. (b)	73,300	5,832
Ambrx Biopharma, Inc. ADR	17,328	339
Apellis Pharmaceuticals, Inc. (b)	78,100	4,998
Arcutis Biotherapeutics, Inc. (b)	186,700	4,356
Argenx SE ADR (b)	25,131	7,651
Ascendis Pharma A/S sponsored ADR (b)	32,406	3,830
Aurinia Pharmaceuticals, Inc. (a)(b)	283,858	3,849
Celldex Therapeutics, Inc. (b)	127,400	5,574
Century Therapeutics, Inc.	34,719	1,012
ChemoCentryx, Inc. (b)	66,275	980
Connect Biopharma Holdings Ltd. ADR (b)	200,331	4,409
Crinetics Pharmaceuticals, Inc. (b)	260,679	4,687
Cullinan Oncology, Inc.	202,300	4,639
Cytokinetics, Inc. (a)(b)	331,500	9,839
Exelixis, Inc. (b)	465,400	7,842
Forma Therapeutics Holdings, Inc. (b)	200,100	4,580
Global Blood Therapeutics, Inc. (a)(b)	280,500	7,666
Insmed, Inc. (b)	114,017	2,805
Instil Bio, Inc. (a)(b)	374,225	5,632
Janux Therapeutics, Inc.	30,602	992
Keros Therapeutics, Inc. (b)	95,263	3,506
Mirati Therapeutics, Inc. (b)	59,200	9,476
Monte Rosa Therapeutics, Inc.	22,650	555
Morphic Holding, Inc. (b)	100,538	5,793
Novavax, Inc. (b)	35,300	6,330
Poseida Therapeutics, Inc. (b)	29,368	238
Prelude Therapeutics, Inc. (a)	233,956	7,496
Prelude Therapeutics, Inc. (c)	73,526	2,356
Protagonist Therapeutics, Inc. (b)	130,348	6,443
PTC Therapeutics, Inc. (b)	95,800	3,672
Relay Therapeutics, Inc. (b)	277,040	8,987
Revolution Medicines, Inc. (b)	198,600	5,688
Shattuck Labs, Inc.	30,500	672
TG Therapeutics, Inc. (b)	354,900	12,418
Vaxcyte, Inc. (b)	130,139	2,821
Verve Therapeutics, Inc.	19,500	1,159
Xenon Pharmaceuticals, Inc. (b)	151,042	2,608
Zentalis Pharmaceuticals, Inc. (b)	131,400	6,992
		208,141
Health Care Equipment & Supplies - 2.6%
Axonics Modulation Technologies, Inc. (b)	162,400	11,035
Envista Holdings Corp. (b)	358,100	15,427
Globus Medical, Inc. (b)	170,400	14,172
Integer Holdings Corp. (b)	141,900	13,891
		54,525
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (b)	200,600	12,381
LifeStance Health Group, Inc.	106,000	2,512
Molina Healthcare, Inc. (b)	59,900	16,353
Owens & Minor, Inc.	140,800	6,512
R1 RCM, Inc. (b)	644,000	13,788
Signify Health, Inc.	157,000	4,132
Surgery Partners, Inc. (b)	172,800	9,428
		65,106
Health Care Technology - 1.2%
Evolent Health, Inc. (b)	39,822	914
Inspire Medical Systems, Inc. (b)	43,700	8,004
Omnicell, Inc. (b)	27,300	3,999
Phreesia, Inc. (b)	182,300	12,460
		25,377
Life Sciences Tools & Services - 1.2%
Olink Holding AB ADR (b)	212,473	7,940
Syneos Health, Inc. (b)	184,700	16,562
		24,502
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (b)	167,900	16,975
Cyteir Therapeutics, Inc.	112,400	2,164
Edgewise Therapeutics, Inc. (b)	247,200	4,328
Ikena Oncology, Inc. (a)(b)	153,577	1,522
Ikena Oncology, Inc.	143,145	1,348
Theravance Biopharma, Inc. (b)	112,478	1,460
		27,797
TOTAL HEALTH CARE		405,448
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (b)	32,960	897
Vectrus, Inc. (b)	114,800	5,199
		6,096
Building Products - 2.2%
Builders FirstSource, Inc. (b)	354,637	15,781
Jeld-Wen Holding, Inc. (b)	214,700	5,685
Masonite International Corp. (b)	93,800	10,614
Simpson Manufacturing Co. Ltd.	121,110	13,622
The AZEK Co., Inc. (b)	11,691	425
		46,127
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (b)	124,800	8,584
Tetra Tech, Inc.	55,100	7,357
		15,941
Construction & Engineering - 3.2%
Comfort Systems U.S.A., Inc.	164,776	12,317
Construction Partners, Inc. Class A (b)	457,900	15,376
Dycom Industries, Inc. (b)	84,300	5,850
EMCOR Group, Inc.	137,180	16,710
IES Holdings, Inc. (b)	175,000	9,522
NV5 Global, Inc. (b)	64,300	6,109
		65,884
Electrical Equipment - 1.7%
Atkore, Inc. (b)	292,870	21,997
Generac Holdings, Inc. (b)	18,400	7,716
Regal Beloit Corp.	39,600	5,830
		35,543
Machinery - 3.8%
ESCO Technologies, Inc.	55,300	5,219
Federal Signal Corp.	345,800	13,697
ITT, Inc.	138,140	13,525
Kadant, Inc.	35,000	6,305
Oshkosh Corp.	73,100	8,739
SPX Corp. (b)	293,500	19,565
SPX Flow, Inc.	153,188	12,584
		79,634
Professional Services - 1.4%
ASGN, Inc. (b)	187,600	18,972
CRA International, Inc.	57,400	4,921
TriNet Group, Inc. (b)	75,300	6,248
		30,141
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (b)	202,800	10,846
Rush Enterprises, Inc. Class A	347,888	16,347
Univar, Inc. (b)	221,200	5,428
		32,621
TOTAL INDUSTRIALS		311,987
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.3%
Calix, Inc. (b)	103,500	4,842
Casa Systems, Inc. (b)	374,800	2,815
		7,657
Electronic Equipment & Components - 2.6%
Advanced Energy Industries, Inc.	156,700	16,258
Fabrinet (b)	129,740	12,263
FARO Technologies, Inc. (b)	119,350	8,699
Insight Enterprises, Inc. (b)	124,800	12,527
Napco Security Technolgies, Inc. (b)	102,600	3,627
		53,374
IT Services - 3.7%
Endava PLC ADR (b)	54,400	6,997
ExlService Holdings, Inc. (b)	161,933	18,334
Paya Holdings, Inc. (a)(b)	228,500	2,625
Perficient, Inc. (b)	117,800	11,107
Shift4 Payments, Inc. (a)(b)	133,800	11,934
Verra Mobility Corp. (b)	415,300	6,358
WNS Holdings Ltd. sponsored ADR (b)	238,950	19,675
		77,030
Semiconductors & Semiconductor Equipment - 3.5%
Brooks Automation, Inc.	99,600	8,865
CMC Materials, Inc.	102,200	14,782
FormFactor, Inc. (b)	224,100	8,350
Onto Innovation, Inc. (b)	118,150	8,280
Semtech Corp. (b)	170,700	10,568
SiTime Corp. (b)	98,100	13,306
Synaptics, Inc. (b)	57,000	8,659
		72,810
Software - 5.2%
Alight, Inc. Class A (a)(b)	833,800	7,846
Cerence, Inc. (a)(b)	61,300	6,590
Digital Turbine, Inc. (b)	113,600	7,151
Manhattan Associates, Inc. (b)	103,400	16,506
Rapid7, Inc. (b)	76,800	8,736
Sprout Social, Inc. (b)	122,200	10,856
SPS Commerce, Inc. (b)	68,200	7,430
Telos Corp.	305,600	8,563
Tenable Holdings, Inc. (b)	285,200	12,207
Workiva, Inc. (b)	167,000	21,672
		107,557
TOTAL INFORMATION TECHNOLOGY		318,428
MATERIALS - 4.8%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	48,500	4,126
Element Solutions, Inc.	433,100	10,130
Huntsman Corp.	451,000	11,911
Innospec, Inc.	43,636	3,860
Trinseo SA	137,300	7,464
Tronox Holdings PLC	260,700	4,805
		42,296
Construction Materials - 0.8%
Eagle Materials, Inc.	118,500	16,746
Containers & Packaging - 0.5%
O-I Glass, Inc. (b)	659,228	9,750
Metals & Mining - 1.3%
Commercial Metals Co.	589,700	19,342
Warrior Metropolitan Coal, Inc.	368,990	6,889
		26,231
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	94,000	5,211
TOTAL MATERIALS		100,234
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
EastGroup Properties, Inc.	58,500	10,309
Equity Commonwealth	316,100	8,310
Essential Properties Realty Trust, Inc.	351,200	10,466
Lexington Corporate Properties Trust	1,523,900	20,039
Terreno Realty Corp.	338,900	23,167
		72,291
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (b)	408,300	7,623
Jones Lang LaSalle, Inc. (b)	56,100	12,486
		20,109
TOTAL REAL ESTATE		92,400
UTILITIES - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	165,900	10,744
TOTAL COMMON STOCKS (Cost $1,527,795)		2,047,817

Convertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ValenzaBio, Inc. Series A (d)(e)	125,214	1,114
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	186,831	1,723
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,144)		2,837

U.S. Treasury Obligations - 0.2%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/19/21 to 9/23/21 (Cost $3,160)	3,160	3,160

Money Market Funds - 3.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (g)	17,429,230	17,433
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	58,461,517	58,467
TOTAL MONEY MARKET FUNDS (Cost $75,899)		75,900

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,608,998)	2,129,714
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(53,251)
NET ASSETS - 100.0%	2,076,463

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,356,000 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,837,000 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030
ValenzaBio, Inc. Series A	3/25/21	1,114

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	32,324	1,079,750	1,094,641	30	-	-	17,433	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	18,392	416,478	376,403	120	-	-	58,467	0.2%
Total	50,716	1,496,228	1,471,044	150	-	-	75,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.